Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA SEPARATE PORTFOLIOS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2023
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2023